STATEMENT OF INVESTMENTS
BNY Mellon Short-Intermediate Municipal Bond Fund

December 31, 2021 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.2%
Alabama - 1.6%
Auburn University, Revenue Bonds, Refunding, Ser. A	5.00	6/1/2024	1,200,000		1,332,795
Black Belt Energy Gas District, Revenue Bonds (Project No. 4) Ser. A1	4.00	12/1/2025	1,250,000	[a]	1,388,692
Jefferson County, GO, Refunding, Ser. A	5.00	4/1/2022	1,800,000		1,820,815
				4,542,302
Arizona - 4.1%
Arizona, COP, Refunding, Ser. A	5.00	10/1/2025	5,000,000		5,839,041
Arizona Industrial Development Authority, Revenue Bonds (Equitable School Revolving Obligated Group) Ser. A	4.00	11/1/2025	600,000		674,402
Arizona Industrial Development Authority, Revenue Bonds (Equitable School Revolving Obligated Group) Ser. A	4.00	11/1/2024	600,000		657,326
Maricopa County Pollution Control Corp., Revenue Bonds, Refunding (Public Service Co. of New Mexico)	1.05	6/1/2022	1,000,000	[a]	1,003,063
Maricopa County Unified School District No. 4, GO, Ser. A	5.00	7/1/2025	1,840,000		2,128,160
The University of Arizona, Revenue Bonds (Green Bond)	5.00	6/1/2025	1,140,000		1,315,515
				11,617,507
California - 3.1%
California, GO, Refunding	5.00	4/1/2025	1,000,000		1,146,755
California, GO, Refunding	5.00	4/1/2024	1,500,000		1,656,478
California County Tobacco Securitization Agency, Revenue Bonds, Refunding, Ser. A	5.00	6/1/2024	400,000		443,601
California County Tobacco Securitization Agency, Revenue Bonds, Refunding, Ser. A	5.00	6/1/2025	500,000		574,995
California Municipal Finance Authority, Revenue Bonds (Green Bond) (Insured; Build America Mutual)	5.00	5/15/2025	350,000		400,086
California Pollution Control Financing Authority, Revenue Bonds (Waste Management Project) Ser. A	2.50	5/1/2024	2,625,000	[a]	2,655,427

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.2% (continued)
California - 3.1% (continued)
California University, Revenue Bonds, Refunding, Ser. B2	0.55	11/1/2026	2,000,000	[a] 1,977,555
				8,854,897
Colorado - 1.8%
Colorado, COP, Ser. A	5.00	12/15/2024	1,000,000	1,132,581
Colorado Health Facilities Authority, Revenue Bonds, Refunding (Sisters of Charity of Leavenworth Health System Obligated Group) Ser. A	5.00	1/1/2024	2,145,000	2,340,802
Regional Transportation District, Revenue Bonds, Refunding (Denver Transit Partners) Ser. A	3.00	1/15/2026	600,000	649,013
Regional Transportation District, Revenue Bonds, Refunding (Denver Transit Partners) Ser. A	5.00	1/15/2025	650,000	731,300
Vauxmont Metropolitan District, GO, Refunding (Insured; Assured Guaranty Municipal Corp.)	5.00	12/15/2024	130,000	146,186
				4,999,882
Connecticut - 2.8%
Connecticut, Revenue Bonds, Ser. D	5.00	11/1/2025	3,800,000	4,436,315
Connecticut, Special Tax Bonds, Ser. A	5.00	5/1/2025	850,000	975,525
Connecticut Housing Finance Authority, Revenue Bonds, Refunding, Ser. C2	5.00	11/15/2025	1,000,000	1,147,432
New Haven, GO (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	8/1/2024	1,140,000	1,271,907
				7,831,179
District of Columbia - 2.1%
Metropolitan Washington Airports Authority, Revenue Bonds, Refunding	5.00	10/1/2022	4,635,000	4,798,958
Metropolitan Washington Airports Authority, Revenue Bonds, Refunding, Ser. A	5.00	10/1/2022	1,200,000	1,242,449
				6,041,407
Florida - 1.4%
Central Florida Expressway Authority, Revenue Bonds, Refunding	5.00	7/1/2022	1,750,000	1,791,130
Florida Department of Management Services, COP, Ser. A	5.00	11/1/2024	2,000,000	2,256,070
				4,047,200

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.2% (continued)
Georgia - .4%
Savannah Economic Development Authority, Revenue Bonds, Refunding (International Paper Co.)	1.90	8/1/2024	1,000,000		1,033,073
Illinois - 6.1%
Chicago Board of Education, GO, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	12/1/2023	1,000,000		1,084,275
Chicago II Waterworks, Revenue Bonds, Refunding, Ser. 2017-2	5.00	11/1/2022	1,200,000		1,246,546
Chicago Metropolitan Water Reclamation District, GO, Refunding, Ser. C	5.00	12/1/2025	3,680,000		4,308,120
Chicago Park District, GO, Refunding, Ser. B	5.00	1/1/2025	1,000,000		1,085,754
Cook County II, GO, Refunding, Ser. A	5.00	11/15/2026	1,000,000		1,204,093
Illinois Finance Authority, Revenue Bonds, Refunding (OSF Healthcare System Obligated Group) Ser. B1	5.00	11/15/2024	2,000,000	[a]	2,209,433
Illinois Toll Highway Authority, Revenue Bonds, Refunding, Ser. B	5.00	1/1/2025	1,500,000		1,699,758
Railsplitter Tobacco Settlement Authority, Revenue Bonds	5.00	6/1/2022	3,220,000		3,282,074
Sales Tax Securitization Corp., Revenue Bonds, Refunding, Ser. A	5.00	1/1/2025	1,000,000		1,128,071
				17,248,124
Indiana - 6.3%
Indiana Finance Authority, Revenue Bonds (Green Bond)	5.00	2/1/2024	1,025,000		1,125,447
Indiana Finance Authority, Revenue Bonds, Refunding (CWA Authority Project)	5.00	10/1/2025	3,240,000		3,778,572
Indiana Finance Authority, Revenue Bonds, Refunding (Indianapolis Power & Light Co.) Ser. A	3.13	12/1/2024	3,000,000		3,194,581
Indiana Finance Authority, Revenue Bonds, Refunding (Parkview Health System Obligated Group) Ser. A	5.00	11/1/2022	1,135,000		1,179,990
Indiana Health Facility Financing Authority, Revenue Bonds (Ascension Health Credit Group) Ser. A	4.00	11/1/2024	800,000		879,754
Indiana Health Facility Financing Authority, Revenue Bonds (Ascension Health Credit Group) Ser. A	4.00	11/1/2025	1,295,000		1,462,921

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.2% (continued)
Indiana - 6.3% (continued)
Indiana Health Facility Financing Authority, Revenue Bonds (Ascension Health Credit Group) Ser. A	4.00	10/1/2024	865,000		949,130
Whiting, Revenue Bonds (BP Products North America)	5.00	11/1/2022	5,000,000	[a]	5,193,469
				17,763,864
Louisiana - 1.7%
East Baton Rouge Sewerage Commission, Revenue Bonds, Refunding, Ser. B	5.00	2/1/2025	1,000,000		1,137,873
Louisiana Offshore Terminal Authority, Revenue Bonds, Refunding (Loop Project)	1.65	12/1/2023	2,500,000	[a]	2,548,575
St. John the Baptist Parish, Revenue Bonds, Refunding (Marathon Oil Corp.)	2.10	7/1/2024	1,000,000	[a]	1,031,506
				4,717,954
Maine - .4%
Maine Finance Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. A1	5.00	12/1/2024	1,000,000		1,115,534
Maryland - 4.2%
Maryland Department of Transportation, Revenue Bonds, Refunding, Ser. B	5.00	12/1/2025	2,000,000		2,349,006
Maryland Health & Higher Educational Facilities Authority, Revenue Bonds, Refunding (University of Maryland Medical System Obligated Group) Ser. B	5.00	7/1/2022	1,600,000		1,637,283
Maryland Health & Higher Educational Facilities Authority, Revenue Bonds, Refunding (University of Maryland Medical System Obligated Group) Ser. B1	5.00	7/1/2025	4,000,000	[a]	4,513,556
Maryland Transportation Authority, Revenue Bonds	5.00	6/1/2023	2,990,000		3,184,591
				11,684,436
Massachusetts - 2.2%
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Northeastern University) Ser. A	5.00	10/1/2024	1,580,000		1,777,151
Massachusetts Educational Financing Authority, Revenue Bonds	5.00	7/1/2025	750,000		852,070

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.2% (continued)
Massachusetts - 2.2% (continued)
Massachusetts Port Authority, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2022	1,270,000	1,299,466
Massachusetts Transportation Trust Fund Metropolitan Highway System, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2025	1,950,000	2,210,932
				6,139,619
Michigan - 2.9%
Lansing Board of Water & Light, Revenue Bonds, Ser. B	2.00	7/1/2026	2,000,000	[a] 2,120,090
Michigan Finance Authority, Revenue Bonds, Refunding (Beaumont Health Credit Obligated Group)	5.00	8/1/2025	2,115,000	2,362,036
Michigan Strategic Fund, Revenue Bonds (I-75 Improvement Project)	5.00	6/30/2024	2,000,000	2,212,003
Saginaw Hospital Finance Authority, Revenue Bonds, Refunding	5.00	7/1/2025	625,000	716,085
Saginaw Hospital Finance Authority, Revenue Bonds, Refunding	5.00	7/1/2024	715,000	792,002
				8,202,216
Minnesota - .5%
Minneapolis-St. Paul Metropolitan Airports Commission, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2025	150,000	170,024
Minneapolis-St. Paul Metropolitan Airports Commission, Revenue Bonds, Refunding, Ser. C	5.00	1/1/2025	1,000,000	1,132,852
				1,302,876
Missouri - .4%
Missouri Joint Municipal Electric Utility Commission, Revenue Bonds, Refunding (Iatan 2 Project) Ser. A	5.00	1/1/2026	1,000,000	1,089,992
Nebraska - 1.0%
University of Nebraska Facilities Corp., Revenue Bonds, Ser. A	5.00	2/15/2024	2,670,000	2,933,934
Nevada - .9%
Clark County School District, GO (Insured; Assured Guaranty Municipal Corp.) Ser. A	3.00	6/15/2025	1,300,000	1,410,100
Clark County School District, GO, Refunding, Ser. C	5.00	6/15/2022	1,050,000	1,072,789
				2,482,889
New Jersey - 2.5%
New Jersey, GO (COVID-19 Emergency Bonds) Ser. A	5.00	6/1/2025	2,000,000	2,293,258

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.2% (continued)
New Jersey - 2.5% (continued)
New Jersey Higher Education Student Assistance Authority, Revenue Bonds, Ser. B	5.00	12/1/2025	850,000	982,935
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.00	6/1/2024	2,500,000	2,768,611
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.00	6/1/2023	1,040,000	1,106,767
				7,151,571
New Mexico - 4.1%
New Mexico Finance Authority, Revenue Bonds, Ser. A	5.00	6/15/2026	2,850,000	3,395,854
New Mexico Finance Authority, Revenue Bonds, Ser. A	5.00	6/15/2025	1,625,000	1,873,522
New Mexico Severance Tax Permanent Fund, Revenue Bonds, Ser. A	5.00	7/1/2027	5,000,000	6,141,032
				11,410,408
New York - 9.7%
Metropolitan Transportation Authority, BAN, Ser. A1	5.00	2/1/2023	1,710,000	1,795,917
Metropolitan Transportation Authority, Revenue Bonds, Refunding (Green Bond) Ser. B	5.00	11/15/2022	790,000	821,677
New York City, GO, Refunding, Ser. A1	5.00	8/1/2025	2,000,000	2,319,161
New York City Housing Development Corp., Revenue Bonds (LOC; Federal Housing Administration) Ser. F2	0.60	7/1/2025	1,000,000	[a] 987,586
New York City Transitional Finance Authority, Revenue Bonds, Ser. B1	5.00	8/1/2024	4,500,000	5,029,305
New York City Water & Sewer System, Revenue Bonds, Refunding, Ser. BB2	5.00	6/15/2027	4,000,000	4,695,576
New York State Dormitory Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	10/1/2025	1,450,000	1,688,678
New York State Dormitory Authority, Revenue Bonds, Refunding, Ser. C	5.00	3/15/2023	3,425,000	3,622,250
New York State Dormitory Authority, Revenue Bonds, Refunding, Ser. D	5.00	2/15/2025	1,500,000	1,713,416
New York State Urban Development Corp., Revenue Bonds, Refunding (State of New York Personal Income Tax)	5.00	3/15/2025	2,000,000	2,288,753

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.2% (continued)
New York - 9.7% (continued)
New York State Urban Development Corp., Revenue Bonds, Refunding, Ser. A	5.00	3/15/2023	1,000,000	1,056,907
New York Transportation Development Corp., Revenue Bonds, Refunding (JFK International Air Terminal)	5.00	12/1/2025	1,000,000	1,157,646
				27,176,872
North Carolina - 2.9%
North Carolina Medical Care Commission, Revenue Bonds (Caromont Health Obligated Group) Ser. B	5.00	2/1/2026	2,000,000	[a] 2,349,740
North Carolina Turnpike Authority, BAN	5.00	2/1/2024	2,500,000	2,726,417
The Charlotte-Mecklenburg Hospital Authority, Revenue Bonds (Atrium Health Obligated Group) Ser. B	5.00	12/2/2024	2,750,000	[a] 3,108,701
				8,184,858
Ohio - 4.6%
Cincinnati Water System, Revenue Bonds, Refunding, Ser. B	5.00	12/1/2024	1,020,000	1,155,155
Miami University, Revenue Bonds, Refunding	5.00	9/1/2024	1,000,000	1,121,775
Ohio, Revenue Bonds, Ser. 2019-1	5.00	12/15/2024	1,500,000	1,702,659
Ohio, Revenue Bonds, Ser. A	5.00	6/1/2025	2,790,000	3,212,373
Sycamore Community School District, GO, Refunding	4.00	12/1/2025	2,845,000	3,224,354
Sycamore Community School District, GO, Refunding	4.00	12/1/2024	2,415,000	2,663,035
				13,079,351
Oklahoma - 1.2%
Oklahoma Development Finance Authority, Revenue Bonds	1.63	7/6/2023	1,000,000	1,004,825
Oklahoma Municipal Power Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	1/1/2024	1,000,000	1,091,493
Oklahoma Turnpike Authority, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2025	1,000,000	1,135,412
				3,231,730
Pennsylvania - 10.7%
Allegheny County Hospital Development Authority, Revenue Bonds, Refunding (Allegheny Health Network Obligated Group) Ser. A	5.00	4/1/2024	2,000,000	2,198,687

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.2% (continued)
Pennsylvania - 10.7% (continued)
Commonwealth Financing Authority, Revenue Bonds	5.00	6/1/2023	1,000,000		1,065,080
Delaware River Joint Toll Bridge Commission, Revenue Bonds, Ser. A	5.00	7/1/2025	1,000,000		1,153,597
Delaware Valley Regional Finance Authority, Revenue Bonds, Ser. B, 1 Month MUNIPSA +.42%	0.52	9/1/2022	5,000,000	[a,b]	5,000,236
Montgomery County Higher Education & Health Authority, Revenue Bonds (Thomas Jefferson University Obligated Group) Ser. C, 6 Month MUNIPSA +.72%	0.82	9/1/2023	2,000,000	[a,b]	2,000,080
Pennsylvania, GO, Refunding (Assured Guaranty Municipal Corp.) Ser. 1st	5.00	9/15/2025	3,000,000		3,494,547
Pennsylvania Economic Development Financing Authority, Revenue Bonds (Waste Management Project)	2.15	7/1/2024	2,500,000	[a]	2,590,014
Pennsylvania Economic Development Financing Authority, Revenue Bonds, Refunding (University of Pittsburgh Medical Center Obligated Group) Ser. A	5.00	2/1/2022	1,665,000		1,670,986
Pennsylvania Turnpike Commission, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.25	7/15/2028	185,000		236,463
Pennsylvania Turnpike Commission, Revenue Bonds, Ser. B	5.00	12/1/2025	1,000,000		1,165,617
Philadelphia, GO, Refunding, Ser. A	5.00	8/1/2024	2,000,000		2,231,962
Philadelphia, GO, Ser. A	5.00	5/1/2025	5,000,000		5,731,238
Philadelphia Gas Works, Revenue Bonds (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	8/1/2025	500,000		577,862
Southcentral Pennsylvania General Authority, Revenue Bonds, Refunding (WellSpan Health Obligated Group)	5.00	6/1/2022	1,000,000		1,019,946
				30,136,315
Rhode Island - .3%
Rhode Island Student Loan Authority, Revenue Bonds, Ser. A	5.00	12/1/2026	725,000		860,246
South Carolina - 2.6%
Piedmont Municipal Power Agency, Revenue Bonds, Refunding, Ser. B	5.00	1/1/2027	4,000,000		4,799,658
Piedmont Municipal Power Agency, Revenue Bonds, Refunding, Ser. E	5.00	1/1/2023	900,000		942,209

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.2% (continued)
South Carolina - 2.6% (continued)
South Carolina Public Service Authority, Revenue Bonds, Refunding, Ser. B	5.00	12/1/2024	1,400,000	1,582,893
				7,324,760
Texas - 11.2%
Brazos Higher Education Authority, Revenue Bonds, Ser. 1A	5.00	4/1/2025	685,000	762,510
Brazos Higher Education Authority, Revenue Bonds, Ser. 1A	5.00	4/1/2024	600,000	650,612
Central Texas Regional Mobility Authority, BAN, Ser. F	5.00	1/1/2025	1,500,000	1,659,478
Clifton Higher Education Finance Corp., Revenue Bonds, Refunding (IDEA Public Schools) (Insured; Permanent School Fund Guarantee Program)	4.00	8/15/2022	1,600,000	1,637,443
Grand Parkway Transportation Corp., BAN	5.00	2/1/2023	5,000,000	5,245,806
Houston Combined Utility System, Revenue Bonds, Refunding, Ser. C	5.00	5/15/2025	1,705,000	1,892,507
Lewisville Independent School District, GO, Refunding (Insured; Permanent School Fund Guarantee Program)	5.00	8/15/2025	1,000,000	1,161,131
Lower Colorado River Authority, Revenue Bonds, Refunding (LCRA Transmission Services Corp.)	5.00	5/15/2024	1,475,000	1,631,668
Lower Colorado River Authority, Revenue Bonds, Refunding (LCRA Transmission Services Corp.) Ser. A	5.00	5/15/2024	1,040,000	1,150,464
Lower Colorado River Authority, Revenue Bonds, Refunding, Ser. B	5.00	5/15/2026	1,390,000	1,596,429
Lubbock Electric Light & Power System, Revenue Bonds, Refunding	5.00	4/15/2026	675,000	798,816
North Texas Tollway Authority, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2022	1,910,000	1,910,000
North Texas Tollway Authority, Revenue Bonds, Refunding, Ser. B	5.00	1/1/2025	2,500,000	2,834,528
Pflugerville Independent School District, GO (Insured; Permanent School Fund Guarantee Program) Ser. B	2.50	8/15/2023	3,500,000	[a] 3,615,924
Tarrant County College District, GO	5.00	8/15/2025	4,180,000	4,856,798
				31,404,114

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.2% (continued)
Utah - 1.1%
Salt Lake City Airport, Revenue Bonds, Ser. A	5.00	7/1/2022	2,000,000	2,046,805
Utah, GO, Ser. B	5.00	7/1/2025	1,000,000	1,158,873
				3,205,678
Virginia - 1.4%
Roanoke Economic Development Authority, Revenue Bonds, Refunding (Carilion Clinic Obligated Group)	5.00	7/1/2024	1,000,000	1,113,761
Virginia Public School Authority, Revenue Bonds, Ser. VIII	5.00	4/15/2025	2,500,000	2,867,334
				3,981,095
Washington - 1.9%
Grant County Public Utility District No. 2, Revenue Bonds, Refunding, Ser. R	2.00	12/1/2025	2,000,000	[a] 2,097,431
Port of Seattle, Revenue Bonds	5.00	4/1/2024	2,000,000	2,198,215
Washington Health Care Facilities Authority, Revenue Bonds, Refunding (CommonSpirit Health Obligated Group) Ser. B1	5.00	8/1/2024	1,040,000	[a] 1,135,677
				5,431,323
Wisconsin - .1%
Wisconsin Department of Transportation, Revenue Bonds, Refunding, Ser. 1	5.00	7/1/2022	330,000	[c] 337,889
Total Investments (cost $273,827,572)			98.2%	276,565,095
Cash and Receivables (Net)			1.8%	5,164,665
Net Assets			100.0%	281,729,760

GO—General Obligation

MUNIPSA—Securities Industry and Financial Markets Association Municipal Swap Index Yield

a These securities have a put feature; the date shown represents the put date and the bond holder can take a specific action to retain the bond after the put date.

b Variable rate security—interest rate resets periodically and rate shown is the interest rate in effect at period end. Security description also includes the reference rate and spread if published and available.

c These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

STATEMENT OF INVESTMENTS
BNY Mellon Short-Intermediate Municipal Bond Fund

December 31, 2021 (Unaudited)

The following is a summary of the inputs used as of December 31, 2021 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Municipal Securities	-	276,565,095	-	276,565,095

† See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board Members (the “Board”) Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Debt investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general oversight of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

At December 31, 2021, accumulated net unrealized appreciation on investments was $2,737,523, consisting of $3,246,937 gross unrealized appreciation and $509,414 gross unrealized depreciation.

At December 31, 2021, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.